Cover	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 13, 2026, Aditxt, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) reporting the completion of the acquisition of Ignite Proteomics LLC (“Ignite”) on March 11, 2026. The Original Report indicated that the financial statements of the business acquired, and the pro forma financial information required by Item 9.01 of Form 8-K would be filed by amendment. This Current Report on Form 8-K/A amends the Original Report to provide the financial statements of Ignite and the unaudited pro forma consolidated financial information required by Item 9.01 of Form 8-K. Except as described herein, this Form 8-K/A does not amend, modify, or update any other information contained in the Original Report.
Document Period End Date	Mar. 10, 2026
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2569 Wyandotte St.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false